[Transamerica Life Insurance Company Letterhead]

March 14, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA J

File No. 811-10413, CIK 0001114804

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA J, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc.; AIM Variable Insurance Funds; Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund; MFS® Variable Insurance TrustSM; Nations Separate Account Trust; Oppenheimer Variable Account Funds; Variable Insurance Products Fund; Variable Insurance Products Fund II; and Variable Insurance Products Fund III. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On February 27, 2003, AEGON/Transamerica Series Fund, Inc., filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 4, 2003, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 4, 2003, Dreyfus Stock Index Fund filed its annual report with the Commission via EDGAR (CIK: 0000846800);

•	On March 4, 2003, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

•	On February 14, 2003, the MFS® Variable Insurance TrustSM filed its annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

March 14, 2003

•	On March 10, 2003, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001049787);

•	On February 28, 2003 and March 3, 2003, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 28, 2003, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);

•	On February 28, 2003, Variable Insurance Products Fund II filed its annual report with the Commission via EDGAR (CIK: 0000831016); and

•	On February 28, 2003, Variable Insurance Products Fund III filed its annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp

Division General Counsel

Financial Markets Division